Earnings per share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings per share
15.	Earnings per share
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	For the years ended December 31,
	2021	2020
Numerator:
Net Income	$(31,545)	$(10,019)

Denominator:
Weighted-average shares outstanding, basic and diluted	111,911,127	121,358,989

Net loss per share, basic and diluted	$(0.28)	$(0.08)

As of December 31, 2021 and 2020, the Company’s potentially dilutive securities were the stock options and warrants to purchase common stock and preferred stock.
Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would have been anti-dilutive.

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	For the years ended December 31,
	2021	2020
Options to purchase common shares	16,336	12,655
Warrants to purchase common shares	618	618
Warrants for preferred shares	3,248	3,248

D-Wave Systems Inc. [Member]
Earnings per share
10.	Earnings per share
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	For the three month period ended June 30,
	2022	2021
Numerator:

Net loss	$(13,198)	$(4,668)

Denominator:
Weighted-average common shares outstanding, basic and diluted	112,023,503	111,877,937

Net loss per share, basic and diluted	$(0.12)	$(0.04)

	For the six month period ended June 30,
	2022	2021
Numerator:

Net loss	$(24,815)	$(13,496)

Denominator:
Weighted-average common shares outstanding, basic and diluted	111,981,014	111,865,630

Net loss per share, basic and diluted	$(0.22)	$(0.12)

As of June 30, 2022 and 2021, the Company’s potentially dilutive securities were stock options and the Warrant Shares.
Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would have been anti-dilutive.
Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	June 30, 2022	December 31, 2021
Options to purchase common stock	15,311	16,336
Warrants to purchase common stock	—	618
Warrants for Preferred shares	3,248	3,248